Balance Sheet Components Other Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Prepaid and other current assets
Matching loan due from a related party		$ 34,123	$ 33,329
Prepaid taxes		25,043	26,274
Prepaid content and license		11,029	12,964
Prepaid cost of revenue		10,120	7,175
Receivables from third party payment platforms		5,488	3,435
Interest receivable from bank deposits with original maturities of three months or less		3,875	1,012
Prepaid professional fees		2,365	610
Prepaid rental deposit		2,310	2,891
Prepaid office rent and facilities expenses		696	601
Employee advances		587	1,249
Others		10,954	7,991
Prepaid and other current assets		106,590	97,531
Prepaid non-current assets
Prepaid PRC income tax for the sale of assets associated with 17173.com by Sohu to Changyou		1,006	1,882
Prepaid non-current assets		1,006	1,882
Other short-term liabilities
Matching loans due to a related party		34,123	33,536
Contingent liability related to Shanghai Jingmao liquidation	[1]	23,900	23,900
Deposits related to Focus		21,936	19,101
Share-based awards in Changyou		13,292	0
Contract deposits from advertisers		3,036	3,060
Lease liabilities		$ 1,107	$ 2,510
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]		us-gaap:OperatingLeaseLiabilityCurrent	us-gaap:OperatingLeaseLiabilityCurrent
Consideration payable for equity investment		$ 751	$ 740
Others		8,026	8,218
Other short-term liabilities		106,171	91,065
Receipts in advance and deferred revenue
Receipts in advance relating to brand advertising business		5,214	7,097
Receipts in advance relating to online game business		7,869	5,524
Receipts in advance relating to other business		6,029	6,490
Total receipts in advance		19,112	19,111
Deferred revenue		32,943	31,210
Receipts in advance and deferred revenue		$ 52,055	$ 50,321

[1]	The contingent liability represents the aggregate of estimated potential payments to third parties in connection with the liquidation of Shanghai Jingmao. The stated amount of the contingent liability reflects Changyou’s best estimate as of December 31, 2019 and 2020 pursuant to ASC 450-20. Changyou may revise this estimate in the future based on developments in PRC bankruptcy court proceedings regarding Shanghai Jingmao.